Pensions and Other Post Employment Benefit Plans - Changes in Present Value of Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation at 1 January	SFr (5,666)
Interest cost	(31)	SFr (8)
Current service cost	(446)	(296)
Administrative expenses	(6)	(3)
Impact of plan changes	37	151
Actuarial gain on obligation	718	70
Defined benefit obligation at December 31,	(6,494)	(5,666)
Present Value of Defined Benefit Obligation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation at 1 January	(5,666)	(5,231)
Interest cost	(31)	(8)
Current service cost	(446)	(296)
Administrative expenses	(6)	(3)
Contributions paid by participants	(1,686)	(1,702)
Employees' contributions	(185)	(126)
Benefits deposited	770	1,479
Impact of plan changes	37	151
Actuarial gain on obligation	718	70
Defined benefit obligation at December 31,	SFr (6,494)	SFr (5,666)